Financing Liabilities (Details) (USD $)	0 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Nov. 11, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 06, 2010 shopping_center	Dec. 06, 2010 Inland American CP Investment, LLC [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Debt Instrument [Line Items]
Financing liabilities		$ 175,100,000	$ 174,400,000				$ 175,111,000	$ 174,440,000
Financing liabilities, unamortized premium		2,400,000	2,600,000
Number of shopping centers contributed to real estate venture				25
Real estate contributed, fair value				471,000,000
Payments to acquire interest in joint venture					121,500,000	0	25,000	1,496,000	2,000
Unconsolidated joint venture investment, ownership percentage				30.00%	70.00%
Percent of return from cumulative preferential share of cash flow generated in joint venture					11.00%
Term of lease agreement	20 years
Lease agreement, carrying value		17,800,000	18,000,000
Lease agreement, unamortized premium		2,600,000	2,800,000
Capital lease obligations		26,300,000	27,100,000
Capital leases, unamortized discount		$ 200,000	$ 200,000